Long-Term Investments (Details Textual)		1 Months Ended	12 Months Ended
	Aug. 02, 2019 USD ($)	Mar. 20, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)
Long-Term Investments (Textual)
Loss from equity method investment			$ (17,023)
Long term debt			13,347,027	$ 15,475,312
Jincai [Member]
Long-Term Investments (Textual)
Investments			$ 2,870,758
Equity interest, percentage			40.00%			40.00%
Jincai [Member] | Subsequent Event [Member] | Shanghai Pudong Development Bank [Member]
Long-Term Investments (Textual)
Maturity date		Mar. 19, 2023
Long term debt		$ 14,100,000
Debt instrument interest, Percentage		5.225%
Jincai [Member] | RMB [Member]
Long-Term Investments (Textual)
Investments | ¥						¥ 20,000,000
Jincai [Member] | RMB [Member] | Subsequent Event [Member] | Shanghai Pudong Development Bank [Member]
Long-Term Investments (Textual)
Long term debt		$ 100,000,000
Yantai Caijin Investment Holdings [Member]
Long-Term Investments (Textual)
Equity interest, percentage			60.00%			60.00%
Yantai Hengqingyuan Eco-Technology Co., Ltd. [Member]
Long-Term Investments (Textual)
Investments	$ 144,361
Equity interest, percentage	80.00%
Loss from equity method investment	$ 17,023
Yantai Hengqingyuan Eco-Technology Co., Ltd. [Member] | RMB [Member]
Long-Term Investments (Textual)
Investments	$ 1,000,000
Hengqingyuan [Member]
Long-Term Investments (Textual)
Equity interest, percentage	20.00%